Note 14 - Earnings (Loss) Per Common Share - Potentially Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Potentially dilutive securities (in shares)	1,143,647		2,103
Warrant [Member]
Potentially dilutive securities (in shares)	1,041,337
Series B Convertible Preferred Stock [Member]
Potentially dilutive securities (in shares)	102,310
Non-Vested Shares [Member]
Potentially dilutive securities (in shares)			2,103